Statement Of Shareholders Equity And Other Comprehensive Income (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 669,999	$ 5,063	$ 196,960	$ 396	$ 467,580
Beginning Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	18,767				18,767
Currency translation adjustment	785			785
Currency impact of long term funding	(1,710)			(1,710)
Tax on currency impact of long term funding	155			155
Unrealized capital gain/(loss) - investments	(319)			(319)
Total comprehensive income	17,678
Exercise of share options (in shares)		246,040
Exercise of share options	3,010	22	2,988
Issue of ordinary shares		3,768
Share issuance costs	(74)		(74)
Non-cash stock compensation expense	6,355		6,355
Tax benefit on exercise of options	474		474
Ending Balance at Sep. 30, 2011	$ 697,442	$ 5,085	$ 206,703	$ (693)	$ 486,347
Ending Balance (in shares) at Sep. 30, 2011		60,496,900